CONSOLIDATED BALANCE SHEETS (Parenthetical) - £ / shares	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement of Financial Position [Abstract]
Common stock par or stated value per share	£ 0.0025	£ 0.0025
Common stock shares authorized	62,444,992	56,011,831
Common stock shares issued	59,416,134	53,816,134	20,000,000
Common stock shares outstanding	59,416,134	53,816,134	20,000,000